Investments (Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities Available-For-Sale) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Total number of securities in an unrealized loss position less than 12 months	3,153	4,480
Total number of securities in an unrealized loss position equal to or greater than 12 months	1,435	1,571
Fixed Maturity Securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	$ 40,798	$ 64,516
Less than 12 Months Gross Unrealized Loss	1,101	3,372
Equal to or Greater than 12 Months Estimated Fair Value	13,881	12,592
Equal to or Greater than 12 Months Gross Unrealized Loss	888	1,220
U.S. corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	11,389	13,889
Less than 12 Months Gross Unrealized Loss	331	808
Equal to or Greater than 12 Months Estimated Fair Value	4,658	3,807
Equal to or Greater than 12 Months Gross Unrealized Loss	293	421
Foreign corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	9,410	9,019
Less than 12 Months Gross Unrealized Loss	505	402
Equal to or Greater than 12 Months Estimated Fair Value	2,074	2,320
Equal to or Greater than 12 Months Gross Unrealized Loss	166	163
Foreign government
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	1,085	5,052
Less than 12 Months Gross Unrealized Loss	80	336
Equal to or Greater than 12 Months Estimated Fair Value	630	1,846
Equal to or Greater than 12 Months Gross Unrealized Loss	81	51
RMBS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	4,180	10,754
Less than 12 Months Gross Unrealized Loss	92	363
Equal to or Greater than 12 Months Estimated Fair Value	2,534	2,302
Equal to or Greater than 12 Months Gross Unrealized Loss	228	333
U.S. Treasury and agency
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	8,927	15,225
Less than 12 Months Gross Unrealized Loss	12	1,037
Equal to or Greater than 12 Months Estimated Fair Value	1,314	357
Equal to or Greater than 12 Months Gross Unrealized Loss	18	19
CMBS (1)
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	1,268	3,696
Less than 12 Months Gross Unrealized Loss	23	142
Equal to or Greater than 12 Months Estimated Fair Value	934	631
Equal to or Greater than 12 Months Gross Unrealized Loss	22	28
ABS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	4,456	3,772
Less than 12 Months Gross Unrealized Loss	57	59
Equal to or Greater than 12 Months Estimated Fair Value	1,440	978
Equal to or Greater than 12 Months Gross Unrealized Loss	55	124
State and political subdivision
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	83	3,109
Less than 12 Months Gross Unrealized Loss	1	225
Equal to or Greater than 12 Months Estimated Fair Value	297	351
Equal to or Greater than 12 Months Gross Unrealized Loss	25	81
Equity securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	178	445
Less than 12 Months Gross Unrealized Loss	30	69
Equal to or Greater than 12 Months Estimated Fair Value	193	207
Equal to or Greater than 12 Months Gross Unrealized Loss	37	48
Common stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	111	81
Less than 12 Months Gross Unrealized Loss	28	4
Equal to or Greater than 12 Months Estimated Fair Value	1	16
Equal to or Greater than 12 Months Gross Unrealized Loss	0	1
Non-redeemable preferred stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	67	364
Less than 12 Months Gross Unrealized Loss	2	65
Equal to or Greater than 12 Months Estimated Fair Value	192	191
Equal to or Greater than 12 Months Gross Unrealized Loss	$ 37	$ 47